INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAXES USING THE ASSETS AND LIABILITY METHOD OF ACCOUNTING

The income tax provision is summarized as follows:

Income Tax

	Deferred Tax Assets/Liability
	2023	2023	2022	2022
	Book value	Tax value	Book value	Tax value
Income (Loss) per Books
M-1 Differences:	(2,975,857)	(625,586)	(1,932,194)	(405,761)
Stock/options issued for services	-	-	26,500	5,565
Depreciation and amortization	493,073	103,545	57,516	12,078
Tax income (loss)	(2,482,784)	(522,041)	(1,848,178)	(388,117)

Prior Year NOL (exclude effect of state tax)	(1,848,178)	(388,117)	-	-
Cumulative NOL	(4,330,962)	(910,158)	(1,848,178)	(388,117)

SCHEDULE OF INCOME TAX PROVISION

	December 31, 2023	December 31, 2022
Net operating loss carry forwards	910,158	388,117
Stock/options issued for services	-	5,565
Depreciation and amortization	103,545	12,078
Tax rate change	-	-
Valuation allowance	(1,013,703)	(405,761)
Total	-	-

Tax at statutory rate (21%)	(625,586)	(405,761)
State tax benefit, net of federal tax effect	-	-
Change in valuation allowance	625,586	405,761
Total	-	-